OTHER NON-FINANCIAL ASSETS AND NON-FINANCIAL LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Abstract]
Disclosure Of Detailed Information About Other Non Financial Assets And Non Financial Liabilities [Text Block]

	12-31-2020	12-31-2019
Current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize current	55,000	48,380
Prepayment to amortize (insurance and others)	16,671	17,965
Recoverable taxes (GST and others)	91,337	102,875
Other current non-financial assets	5,589	4,890
Total	168,597	174,110

	12-31-2020	12-31-2019
Non-current non-financial assets	ThU.S.$	ThU.S.$
Roads to amortize, non-current	91,441	96,530
Guarantee values	3,605	4,442
Recoverable taxes	14,437	4,568
Other non-current non-financial assets	3,731	6,874
Total	113,214	112,414

	12-31-2020	12-31-2019
Current non-financial liabilities	ThU.S.$	ThU.S.$
Provision of minimum dividend (1)	698	2,451
ICMS, PIS-COFINS and other tax payables - Brazil	24,997	18,195
Other tax payable	17,851	18,206
Other Current non-financial liabilities	1,184	1,213
Total	44,730	40,065

(1) In late 2019, the Parent's dividend policy was modified as disclosed in notes 1 and 26.
Provision includes a minimum dividend of subsidiary minority.

	12-31-2020	12-31-2019
Non-current non-financial liabilities	ThU.S.$	ThU.S.$
ICMS tax payable - Brazil	82,033	111,012
Other non-current non-financial liabilities	1,270	424
Total	83,303	111,436